Expense Example, No Redemption - FT Vest Gold Strategy Quarterly Buffer ETF - FT Vest Gold Strategy Quarterly Buffer ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	$ 1,120